Financial Instruments and Fair Value Measurements - Amounts Recognized in OCI (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain/(Loss) recognized in other comprehensive income/(loss) on derivative	$ 0	$ 0	$ (27,018)
Interest rate swaps
Gain/(Loss) recognized in other comprehensive income/(loss) on derivative	$ 0	$ 0	$ (27,018)